Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,144
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.8
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	206
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	155
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	487
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,177
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	25
Stock compensation plan | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	28